STATEMENT OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating and formation costs	$ 579,343	$ 169,324
Loss from operations	(579,343)	(169,324)
Other income:
Interest income - bank	13	9
Interest earned on marketable securities held in Trust Account	61,910	5,877
Change in fair value of warrant liability	(50,845,000)	(1,590,000)
Transaction costs attributable to Warrants		(701,379)
Unrealized loss on marketable securities held in Trust Account	9,455	(38,849)
Other income (loss), net	(50,773,622)	(2,324,342)
Income (loss) before benefit from (provision for) income taxes	(51,352,965)
Net loss	$ (51,352,965)	$ (2,493,666)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	19,801,982	19,978,262
Basic and diluted net loss per share, Common stock subject to possible redemption		$ 0.00
Basic and diluted weighted average shares outstanding, Common stock	8,948,018	6,582,520
Basic and diluted net loss per share, Common stock	$ (5.74)	$ (0.37)
Class A Common Stock
Other income:
Basic and diluted weighted average shares outstanding, Common stock		19,978,262
Basic and diluted net loss per share, Common stock		$ 0.00
Class A Common Stock Subject to Redemption
Other income:
Basic and diluted weighted average shares outstanding, Common stock		6,582,520
Basic and diluted net loss per share, Common stock		$ (0.37)